STOCK WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants-Number of Shares
Balance at beginning		15,448,056	9,018,609
Granted			13,164,340
Exercised			(6,734,893)
Cancelled
Balance at end	37,119,049		15,448,056
Warrants Outstanding-Weighted Average Exercise Price
Balance at beginning		$ 0.27	$ 0.72
Granted			0.25
Cancelled			0.81
Balance at end			$ 0.27
Exercisable December 31, Shares			0.68
Exercisable December 31, Exercise Price			$ 0.62
Weighted Average Remaining Contractual Term			2 years 3 months 19 days
Warrants
Warrants-Number of Shares
Balance at beginning	35,187,847	15,448,056
Granted		28,105,500
Exercised		(7,388,730)
Cancelled		(976,999)
Balance at end		35,187,847	15,448,056
Warrants Outstanding-Weighted Average Exercise Price
Balance at beginning	$ 0.41	$ 0.81
Granted		0.27
Exercised		0.68
Cancelled		0.62
Balance at end		$ 0.41	$ 0.81
Exercisable December 31, Shares		35,187,847
Exercisable December 31, Exercise Price		$ 0.41
Weighted Average Remaining Contractual Term		2 years 3 months 19 days